Fair Value, Assets and Liabilities Measured on a Recurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	$ 13,879,000,000	$ 42,305,000,000
Loans	5,995,000,000	6,206,000,000
MSRs	15,580,000,000	11,538,000,000
Interest Rate Contract [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Prepayment rate	11.10%	7.40%
Loss severity	44.90%	45.80%
Default rate	0.00%	0.00%
Interest Rate Contract [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Prepayment rate	15.60%	15.60%
Loss severity	50.00%	83.20%
Default rate	16.50%	20.00%
Interest Rate Contract [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Prepayment rate	15.60%	14.90%
Loss severity	50.00%	51.60%
Default rate	5.00%	5.40%
Derivative Loan Commitments [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	1.00%	1.00%
Initial-value servicing (in bps)	(21.5)	(13.7)
Derivative Loan Commitments [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	99.00%	99.00%
Initial-value servicing (in bps)	81.6	137.2
Derivative Loan Commitments [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	21.80%	22.90%
Initial-value servicing (in bps)	32.6	85.6
Equity Contract [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	0 years 3 months 18 days
Conversion factor	(18.40%)
Equity Contract [Member] | Minimum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Volatility factor	6.80%	3.00%
Correlation factor	(5.30%)	(43.60%)
Equity Contract [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	3 years 3 months 18 days
Conversion factor	0.00%
Equity Contract [Member] | Maximum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Volatility factor	81.20%	68.90%
Correlation factor	87.60%	94.50%
Equity Contract [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	1 year 9 months 18 days
Conversion factor	(14.10%)
Equity Contract [Member] | Weighted Average [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Volatility factor	25.40%	26.50%
Correlation factor	72.20%	50.30%
Credit Contract [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(31.30%)	(34.40%)
Credit Contract [Member] | Minimum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Loss severity	10.50%	16.50%
Credit spread	0.00%	0.10%
Credit Contract [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	30.40%	30.50%
Credit Contract [Member] | Maximum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Loss severity	72.50%	87.50%
Credit spread	12.20%	14.00%
Credit Contract [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(0.10%)	0.10%
Credit Contract [Member] | Weighted Average [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Loss severity	47.40%	52.30%
Credit spread	0.70%	2.00%
Government, healthcare and other revenue bonds [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.40%	0.50%
Government, healthcare and other revenue bonds [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	6.40%	4.80%
Government, healthcare and other revenue bonds [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.40%	1.80%
Auction rate and other municipal bonds [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.40%	2.00%
Weighted average life	1 year 4 months 25 days	3 years
Auction rate and other municipal bonds [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	12.30%	12.90%
Weighted average life	13 years	7 years 6 months 7 days
Auction rate and other municipal bonds [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.60%	4.40%
Weighted average life	4 years 4 months 24 days	3 years 4 months 28 days
Collateralized loan and other debt obligations [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(12.00%)	(22.50%)
Collateralized loan and other debt obligations [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	23.30%	24.70%
Collateralized loan and other debt obligations [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	8.50%	3.50%
Auto loans and leases [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.60%	0.60%
Prepayment rate		0.60%
Loss severity		50.00%
Default rate		2.10%
Weighted average life	1 year 4 months 25 days
Auto loans and leases [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.90%	1.60%
Prepayment rate		0.90%
Loss severity		66.60%
Default rate		9.70%
Weighted average life	1 year 7 months 6 days
Auto loans and leases [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.80%	1.00%
Prepayment rate		0.70%
Loss severity		51.80%
Default rate		3.20%
Weighted average life	1 year 5 months 30 days
Dealer Floorplan [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate		0.50%
Dealer Floorplan [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate		2.20%
Dealer Floorplan [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate		1.90%
Diversified Payment Rights [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.40%	1.00%
Diversified Payment Rights [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.70%	2.90%
Diversified Payment Rights [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.00%	1.80%
Other Commercial and Consumer [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.60%	0.60%
Weighted average life	0 years 7 months 6 days	1 year
Other Commercial and Consumer [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	21.20%	6.80%
Weighted average life	7 years 7 months 5 days	7 years 6 months 7 days
Other Commercial and Consumer [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.00%	2.70%
Weighted average life	2 years 2 months 13 days	2 years 10 months 26 days
Perpetual Preferred Securities [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.80%	4.30%
Weighted average life	1 year	1 year
Perpetual Preferred Securities [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	8.30%	9.30%
Weighted average life	15 years	7 years
Perpetual Preferred Securities [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	7.40%	6.30%
Weighted average life	12 years 2 months 10 days	5 years 3 months 22 days
Mortgages held for sale [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.80%	3.40%
Prepayment rate	2.00%	1.00%
Loss severity	1.30%	1.30%
Default rate	0.60%	0.60%
Mortgages held for sale [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	7.90%	7.50%
Prepayment rate	9.90%	11.00%
Loss severity	32.50%	35.30%
Default rate	12.40%	14.80%
Mortgages held for sale [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.50%	5.40%
Prepayment rate	5.40%	6.20%
Loss severity	21.50%	26.40%
Default rate	2.80%	5.50%
Loans Receivable [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	2.40%	2.40%
Prepayment rate	3.30%	1.60%
Utilization rate	0.00%	0.00%
Loans Receivable [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.90%	2.80%
Prepayment rate	37.80%	44.40%
Utilization rate	2.00%	2.00%
Loans Receivable [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.30%	2.60%
Prepayment rate	12.20%	11.60%
Utilization rate	0.80%	0.80%
Residential Mortgage Servicing [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.40%	6.70%
Prepayment rate	7.50%	7.30%
Cost to service per loan	86	90
Residential Mortgage Servicing [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	11.20%	10.90%
Prepayment rate	19.40%	23.70%
Cost to service per loan	773	854
Residential Mortgage Servicing [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	7.80%	7.40%
Prepayment rate	10.70%	15.70%
Cost to service per loan	191	219
Other assets: nonmarketable equity investments [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(30.60%)
Other assets: nonmarketable equity investments [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(5.40%)
Other assets: nonmarketable equity investments [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(21.90%)
Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	13,879,000,000	42,305,000,000
Loans	5,995,000,000	6,206,000,000
MSRs	15,580,000,000	11,538,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	2,374,000,000	3,250,000,000
Loans	5,723,000,000	6,021,000,000
MSRs	15,580,000,000	11,538,000,000
Total insignificant level 3 assets, net of liabilities	678,000,000	835,000,000
Total level 3 assets, net of liabilities	33,494,000,000	48,775,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Interest Rate Contract [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(14,000,000)	162,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Derivative Loan Commitments [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(26,000,000)	497,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity Contract [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	199,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity Contract [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(245,000,000)	(122,000,000)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Credit Contract [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(378,000,000)	(1,157,000,000)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Credit Contract [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	3,000,000	8,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	2,739,000,000	3,081,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	63,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Auction rate and other municipal bonds [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	451,000,000	596,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	612,000,000	1,423,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	1,349,000,000	12,507,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Auto loans and leases [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	492,000,000	5,921,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Dealer Floorplan [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities		1,030,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Diversified Payment Rights [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	757,000,000	639,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other Commercial and Consumer [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	944,000,000	1,665,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other Commercial and Consumer [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	78,000,000	87,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Perpetual Preferred Securities [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	729,000,000	794,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	2,374,000,000	3,250,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Loans Receivable [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans	5,723,000,000	6,021,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Residential Mortgage Servicing [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
MSRs	15,580,000,000	11,538,000,000
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other assets: nonmarketable equity investments [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other assets: nonmarketable equity investments	$ 1,386,000,000